Property and Equipment, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 36,670	¥ 45,659	¥ 38,044